FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 6 -FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

a.Financial risk factors

The Group is exposed to a variety of financial risks: credit, liquidity and market risks as part of its normal course of business. The Group's risk management objective is to monitor risks and minimize the possible influence that results from this exposure, according to its evaluations and expectations of the parameters that affect the risks. The Group did not enter into hedging transactions in 2019, 2020 and 2021.

1.Risk Management

Risk management is carried out by the financial division under policies and/or directions resolved and approved by the audit and investment committee and the board of directors.

2.Market risks

(a) Description of market risks

Cash flow risk due to interest rate changes and CPI changes

The Group is exposed to fluctuations in the Israeli Consumer Price index (CPI) with respect to lease obligations, see also note 19.

Foreign exchange risk

The Group's operating profit and cash flows are exposed to currency risk, mainly due to trade receivables and trade payables denominated in USD.

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 -FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

a.Financial risk factors (continued)

2.Market risks (continued)

(a)Description of market risks (continued)

Data regarding the US Dollar and Euro exchange rate and the Israeli CPI:

	Exchange	Exchange
	rate of one	rate of one	Israeli
	Dollar	Euro	CPI*
At December 31:
2021	NIS 3.110	NIS 3.520	229.37 points
2020	NIS 3.215	NIS 3.944	223.11 points
2019	NIS 3.456	NIS 3.878	224.67 points
Increase (decrease) during the year:
2021	(3.3)%	(10.8)%	2.8%
2020	(7.0)%	1.7%	(0.7)%
2019	(7.8)%	(9.6)%	0.6%

* Index for each reporting period's last month, on the basis of 1993 average = 100 points.

Sensitivity analysis:

An increase (decrease) of 2% in the CPI as at December 31, 2020, and 2021 would have decreased (increased) equity and profit by NIS 2 million, for each of the years ended December 31, 2020 and 2021, assuming all other variables remain constant.

An increase (decrease) of 5% in the USD exchange rate as at December 31, 2020 and 2021 would have decreased (increased) equity and profit by NIS 3 million, for each of the years ended December 31, 2020 and 2021, assuming that all other variables remain constant.

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 -FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

a.Financial risk factors (continued)

2.Market risks (continued)

(b)Analysis of linkage terms of financial instruments balances

	December 31, 2021
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Linked to the CPI	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	3	303		308
Short term deposits	14		330		344
Trade receivables**	35	3	533		571
Other receivables			46		46

Non- current assets
Long term deposits			280		280
Trade receivables			245		245
Total assets	51	6	1,737	-	1,794

Current liabilities
Current maturities of notes payable and borrowings			268		268
Trade payables**	127	13	565		705
Other payables			133		133
Current maturities of lease liabilities	*			125	125

Non- current liabilities
Notes payable			1,224		1,224
Borrowings from banks			184		184
Lease liabilities	2			593	595
Total liabilities	129	13	2,374	718	3,234

*	Representing an amount of less than 1 million

In or linked to foreign currencies
New Israeli Shekels in millions
**Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	111
Set-off	(73)
Trade receivables, net	38

Trade payables gross amounts	213
Set-off	(73)
Trade payables, net	140

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 -FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

a.Financial risk factors (continued)

2.Market risks (continued)

(b)Analysis of linkage terms of financial instruments balances (continued)

	December 31, 2020
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS unlinked	Linked to the CPI	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	4	370		376
Short term deposits			411		411
Trade receivables*	29	7	524		560
Other receivables			7		7

Non- current assets
Long term deposits			155		155
Trade receivables			232		232
Total assets	31	11	1,699	-	1,741

Current liabilities
Current maturities of notes payable and borrowings			290		290
Trade payables*	92	11	534	29	666
Other payables			70		70
Current maturities of lease liabilities	1			119	120

Non- current liabilities
Notes payable			1,219		1,219
Borrowings from banks			86		86
Financial liability at fair value			4		4
Other non-current liabilities			30		30
Lease liabilities	2			580	582
Total liabilities	95	11	2,233	728	3,067

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	104
Set-off	(68)
Trade receivables, net	36

Trade payables gross amounts	171
Set-off	(68)
Trade payables, net	103

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 -FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

a.Financial risk factors (continued)

2.Market risks (continued)

(c) Details regarding financial liability at fair value

As of December 31, 2021 there are no notional amounts of financial liability at fair value (see note 15(6)) with respect to Notes series G option. The following table describes the changes in the liability during 2020 and 2021:

New Israeli Shekels in millions

Balance as at January 1, 2020	28
Finance costs	3
Exercise	(27)
Balance as at December 31, 2020	4
Finance costs	*
Exercise	(4)
Balance as at December 31, 2021	-

*	Representing an amount of less than NIS 1 million.

3.Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group's trade receivables, from cash and cash equivalents, short-term and long-term deposits and other receivables. Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group conducts credit evaluations on receivables of certain types over a certain amount, and requires collaterals against them. The impairment requirements are based on an expected credit loss model. Accordingly, the financial statements include appropriate allowances for expected credit losses. See also note 2(j)(2).

The face amount of financial assets represents the maximum credit exposure, see note 6(c).

The cash and cash equivalents and short-term and long-term deposits are held in leading Israeli commercial banks, rated by Standard & Poor's Maalot at ilAAA/stable.

Deposits at December 31, 2021 are deposited with remaining maturity of 3 to 18 months and bear annual unlinked fixed interest of between 0.25% and 0.52%.

The trade receivables are significantly widespread, and include individuals and businesses, and therefore have no representing credit rating.

See also note 7 as to the assessment by aging of the trade receivables and related allowance for credit losses.

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 -FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

a.Financial risk factors (continued)

4.Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group's approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, without incurring unacceptable losses or risking damage to the Group's reputation. The Group's policy is to ensure that it has sufficient cash and cash equivalents to meet expected operational expenses and financial obligations.

Maturities (undiscounted) of financial liabilities as of December 31, 2021:

	2022	2023	2024	2025 to 2026	2027 and thereafter	Total
	New Israeli Shekels in millions
Principal payments of long term indebtedness:
Notes payable series F	128	128	128			384
Notes payable series G	85	85	85	255	341	851
Notes payable series H				60	138	198
Borrowing P	29					29
Borrowing Q	23	23	11			57
Borrowing R				45	105	150
Expected interest payments of long term borrowings and notes payables	49	44	37	57	30	217
Lease liabilities	139	120	96	151	278	784
Trade and other payables	819					819
Total	1,272	400	357	568	892	3,489

See note 15 in respect of borrowings and notes payable.

b.Capital risk management

Credit rating: According to Standard & Poor's Maalot ("S&P Maalot") credit rating, of August 11, 2021, the Company's ilA+/Stable credit rating was unchanged.

See note 15(7) regarding financial covenants.

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 -FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

c.Fair values of financial instruments

As detailed in note 2(j) the financial instruments are categorized as following:

Fair Value through Profit or Loss (FVTPL); Amortized Cost (AC). See also note 15 in respect of borrowings and notes payable and note 7 with respect to trade receivables.

The financial instrument that is categorized as FVTPL is a financial liability at fair value. Its fair value is calculated by discounting estimated future cash flows based on the terms and maturity of each contract and using forward rates for a similar instrument at the measurement date. All significant inputs in this technique are observable market data and rely as little as possible on entity specific estimates, see also note 6(a)(2)(c).

There were no transfers between fair value levels during the year.

Carrying amounts and fair values of financial assets and liabilities, and their categories:

		December 31, 2020			December 31, 2021
	Category	Carrying amount	Fair value	Interest rate used (**)	Carrying amount	Fair value	Interest rate used (**)
		New Israeli Shekels in millions
Assets
Cash and cash equivalents	AC	376	376		308	308
Short term deposits	AC	411	411		344	344
Long term deposits (***)		155	155	0.46%	280	280	0.49%
Trade receivables	AC	792	794	3.60%	816	818	3.13%
Other receivables (*)	AC	7	7		48	48
Other non-current assets (*)		10	10
Liabilities
Notes payable series D	AC	109	110	Market quote
Notes payable series F	AC	512	524	Market quote	384	392	Market quote
Notes payable series G	AC	824	939	Market quote	851	952	Market quote
Notes payable series H	AC				198	199	Market quote
Financial liability at fair value	FVTPL Level 3	4	4
Other non-current liabilities (*)	AC	30	30
Trade and other payables (*)	AC	719	719		819	819
Borrowing P	AC	59	60	0.84%	29	30	0.41%
Borrowing Q	AC	79	82	0.93%	57	58	0.65%
Borrowing R	AC				150	150	2.55%
Lease liabilities	AC	702	702	2.04%	720	709	2.07%

(*)	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
(**)

The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.

(***)	At December 31, 2021, long-term deposits are deposited for periods ending in March 2023 and June 2023.